Note 4 - Warrants (Details Textual) - USD ($)	1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2023	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Aug. 31, 2023	Jun. 30, 2022	Aug. 31, 2021	Apr. 30, 2021
Class of Warrant or Right, Outstanding (in shares)						3,302,797	3,120,147
Share-Based Payment Arrangement, Expense		$ 493,000	$ 699,000	$ 1,505,000	$ 1,740,000	$ 2,275,000	$ 2,373,000
Equity Classified Warrants [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares)	150,000		250,000		250,000		396,502	100,000	50,000	250,000	71,500
Warrants and Rights Outstanding, Term (Year)	10 years		10 years		10 years			5 years	10 years	10 years	5 years
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share)	$ 0.6		$ 1.24		$ 1.24			$ 0.62	$ 1.49	$ 3.08	$ 3.63
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period (Year)	4 years
Class of Warrant or Right, Outstanding (in shares)		896,501		896,501		646,501	396,502
Class of Warrant or Right, Vested and Exercisable (in shares)		424,084		424,084		400,859	186,560
Share-Based Payment Arrangement, Expense		$ 50,000	$ 232,000	$ 142,000	$ 398,000	$ 398,000	$ 516,000
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount		$ 446,000		$ 446,000		$ 437,000